Summary of Significant Accounting Policies - Schedule of Restricted Cash and Deposits in Escrow, Classified Within Deferred Costs and Other Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 8,798	$ 10,059	$ 21,790
Total cash, cash equivalents and restricted cash	114,707	36,898	99,435	$ 276,525
Collateral deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1,751	2,044	15,500
Tenant improvements, repairs and leasing commissions
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	8,257	9,739	8,362
Master Trust Release
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	85,703	14,412	12,091
Liquidity reserve
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	5,503	0	0
1031 Exchange proceeds, net
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	0	0	39,869
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4,695	$ 644	$ 1,823